WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.0%
Education - 9.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$498,409
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	1,944,682
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,545,376
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,158,545
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,199,826
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,209,608
New York State Dormitory Authority Revenue:
Fordham University	4.000%	7/1/46	5,000,000	4,596,980
New York University, NATL, Series A	5.750%	7/1/27	5,540,000	5,996,368
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	2,905,439
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,234,396
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,390,042
Non-State Supported Debt, Series C, Refunding	4.000%	7/1/37	986,000	972,161
Series A, Refunding, AGM	5.000%	10/1/31	2,800,000	3,187,430
Series A, Refunding, AGM	5.000%	10/1/32	1,725,000	1,954,700
Series A, Refunding, AGM	5.000%	10/1/33	1,675,000	1,889,925
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	1,250,000	1,353,345
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	1,250,000	1,345,807
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,071,639

Total Education				41,454,678

Health Care - 3.8%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	2,863,761
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	945,881

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital, Refunding	5.000%	7/1/31	$2,000,000	$2,003,705
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,741,565
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	841,761
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,187,419
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,661,604
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,214,656
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,421,998

Total Health Care				15,882,350

Housing - 0.2%
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,004,688

Industrial Revenue - 7.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,424,213	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/33	5,000,000	5,133,321
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,670,228
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,045,267	(a)
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	10,500,000	12,144,603
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,738,407	(b)

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$1,700,000	$1,744,124	(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,221,114	(a)(b)

Total Industrial Revenue				31,121,277

Leasing - 2.0%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	2,500,000	2,590,722
New York State Dormitory Authority Revenue, Non-State Supported Debt, School Districts Financing Program, Series A, AGM	5.000%	10/1/31	5,000,000	5,598,452

Total Leasing				8,189,174

Local General Obligation - 0.3%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,076,562

Other - 2.3%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	9,635,988

Power - 4.6%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,401,639	(c)(d)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,351,753	(c)(d)
Series B, Refunding	5.000%	9/1/46	7,000,000	7,522,653
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	1,275,000	*(e)
Series A	5.050%	7/1/42	230,000	195,500	*(e)
Series XX	5.250%	7/1/40	2,320,000	1,972,000	*(e)
Series ZZ, Refunding	5.250%	7/1/18	600,000	508,500	*(f)

Total Power				19,227,045

Pre-Refunded/Escrowed to Maturity - 0.8%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,081,231	(g)
New York State Dormitory Authority Revenue, Series B, Refunding	5.000%	2/15/43	10,000	11,270	(g)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	$1,040,000	$1,119,676	(g)
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,345,764	(g)

Total Pre-Refunded/Escrowed to Maturity				3,557,941

Solid Waste/Resource Recovery - 1.3%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,034,771	(b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,289,068	(b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,273,136	(b)

Total Solid Waste/Resource Recovery				5,596,975

Special Tax Obligation - 24.6%
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	19,295,000	19,034,709
Series C-1	4.000%	5/1/43	5,000,000	4,908,309
Series C-1	4.000%	5/1/45	4,000,000	3,895,310
New York City, NY, TFA Revenue, Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,501,028
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,308,563
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	9,000,000	9,667,931
Series B, Refunding	5.000%	2/15/43	7,490,000	7,992,633
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	10,260,849
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	10,670,000	11,323,634
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,180,772
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	13,891,974
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	7,540,992
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	596,842

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
CAB, Restructured, Series A-1	0.000%	7/1/46	$680,000	$183,730
Restructured, Series A-1	4.550%	7/1/40	150,000	144,863
Restructured, Series A-1	5.000%	7/1/58	3,300,000	3,252,083
Restructured, Series A-2	4.329%	7/1/40	1,000,000	941,570
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series C-1A	5.000%	5/15/51	3,450,000	3,760,127

Total Special Tax Obligation				103,385,919

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,469	14,166
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	21,795
Restructured, Series A-1	5.250%	7/1/23	33,587	34,205
Restructured, Series A-1	5.375%	7/1/25	33,493	34,804
Restructured, Series A-1	5.625%	7/1/27	33,190	35,352
Restructured, Series A-1	5.625%	7/1/29	32,651	35,120
Restructured, Series A-1	5.750%	7/1/31	31,714	34,707
Restructured, Series A-1	4.000%	7/1/33	30,073	27,626
Restructured, Series A-1	4.000%	7/1/35	27,032	24,280
Restructured, Series A-1	4.000%	7/1/37	23,200	20,593
Restructured, Series A-1	4.000%	7/1/41	31,544	27,390
Restructured, Series A-1	4.000%	7/1/46	32,805	27,643
Subseries CW	0.000%	11/1/43	149,774	74,700	(d)

Total State General Obligation				412,381

Transportation - 34.3%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,051,709	(b)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,064,328	(b)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,185,464	(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	10,400,646
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,504,133
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1	5.000%	11/15/47	3,710,000	3,834,208
Green Bonds, Series B, Refunding	5.000%	11/15/26	4,085,000	4,378,069
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	1,365,000	1,436,293
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,480,653
Green Bonds, Series D	4.000%	11/15/48	500,000	443,614

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Green Bonds, Series E, Refunding	5.000%	11/15/32	$2,250,000	$2,393,428
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,700,050
Series A-2	5.000%	5/15/30	4,000,000	4,370,368	(c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	294,852
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,294,497
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,578,185	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,396,058	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	938,793	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,872,921	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	561,425	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,845,977	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,926,649	(b)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,117,945
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,206,926
Consolidated Series 221	4.000%	7/15/50	4,500,000	4,167,522	(b)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,360,530	(b)
Consolidated Series 226, Refunding	5.000%	10/15/38	3,500,000	3,791,274	(b)
Series 193, Refunding	5.000%	10/15/32	9,380,000	9,823,268	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	10,994,381	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,917,092	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	12,278,777
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	5,385,366

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$7,900,000	$8,535,642
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	2,400,000	2,583,637

Total Transportation				144,114,680

Water & Sewer - 6.4%
Buffalo Sewer Authority, NY, Revenue, Green Bond, BAM	4.000%	6/15/51	750,000	722,953
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,073,985
Series A, Refunding	5.000%	7/1/29	250,000	268,197
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	5,351,603
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	5,000,000	5,433,092
Series DD	5.000%	6/15/47	5,000,000	5,382,019
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	5,895,925
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,508,823	(a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,446,057

Total Water & Sewer				27,082,654

TOTAL MUNICIPAL BONDS (Cost - $425,977,876)				411,742,312

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.3%
Special Tax Obligation - 1.3%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $5,455,686)	4.000%	3/15/45	5,455,000	5,328,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $431,433,562)				417,070,617

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
Education - 0.3%
New York State Dormitory Authority Revenue, Cornell University, Series B, SPA - Bank of New York Mellon	0.830%	7/1/33	1,405,000	1,405,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.900%	11/1/39	$300,000	$300,000	(b)(i)(j)

Water & Sewer - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.600%	6/15/33	700,000	700,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.600%	6/15/49	1,100,000	1,100,000	(i)(j)

Total Water & Sewer				1,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,505,000)				3,505,000

TOTAL INVESTMENTS - 100.1% (Cost - $434,938,562)				420,575,617
TOB Floating Rate Notes - (1.0)%				(4,090,000)
Other Assets in Excess of Liabilities - 0.9%				3,755,248

TOTAL NET ASSETS - 100.0%				$420,240,865

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2022.

(f)	The maturity principal is currently in default as of June 30, 2022.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Western Asset New York Municipals Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$411,742,312	—	$411,742,312
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,328,305	—	5,328,305

Total Long-Term Investments	—	417,070,617	—	417,070,617

Short-Term Investments†	—	3,505,000	—	3,505,000

Total Investments	—	$420,575,617	—	$420,575,617

†	See Schedule of Investments for additional detailed categorizations.

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